September 16, 2015

Keith O’Connell, Esquire
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  T. Rowe Price Inflation Focused Bond Fund, Inc. (“Registrant”)

  consisting of the following series:

   T. Rowe Price Inflation Focused Bond Fund

 File Nos.: 333-136805/811-21919

Dear Mr. O’Connell:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned fund’s sticker dated September 1, 2015. The sticker updates the current prospectus of the above-referenced fund.

The purpose of the sticker is to notify investors of changes to the fee structure and investment objective.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker filed under Rule 497 on September 1, 2015.

Please contact me at 410-345-4981, or in my absence, Brian R. Poole, at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman